FIRST AMERICAN INVESTMENT FUNDS, INC.

LIMITED TERM INCOME FUND


Supplement dated October 11, 1999
To Prospectus dated February 1, 1999

Under the heading "Main Investment Strategies" on page 10 of the prospectus, the fifth paragraph has been deleted and replaced in its entirety to read as follows:

        UNDER NORMAL MARKET CONDITIONS, THE
        FUND ATTEMPTS TO MAINTAIN A WEIGHTED
        AVERAGE MATURITY FOR ITS PORTFOLIO
        SECURITIES OF ONE TO THREE YEARS AND AN
        AVERAGE EFFECTIVE DURATION OF ONE TO
        THREE YEARS.

[LOGO]  FIRST AMERICAN FUNDS
          THE POWER OF DISCIPLINED INVESTING(R)
                                                                  10/1999 353-99